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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04933

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

 (Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

  (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end: June 30

Date of reporting period: 7/1/10 to 12/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2010 IS ATTACHED BELOW.

PFM Funds
Semi-Annual Report
December 31, 2010

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	PRIME SERIES FINANCIAL HIGHLIGHTS

7	PRIME SERIES FINANCIAL STATEMENTS

13	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

14	GOVERNMENT SERIES FINANCIAL STATEMENTS

18	NOTES TO FINANCIAL STATEMENTS

24	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

27	INFORMATION ABOUT FUND EXPENSES

For further information on the PFM Funds, call
1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2010 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to report that the PFM Funds portfolios (the “Portfolios”) performed very well over the past year. Safety and liquidity were our top priorities and the Portfolios continued to provide competitive yields in the lowest short-term interest rate environment in history.

We accomplished this at a highly uncertain time. Although the Great Recession officially ended in June 2009, and the U.S. economy returned to a growth trend, this year the recovery has been modest by historic standards despite massive government intervention. The European debt crisis and continued political wrangling in Washington spawned uncertainty in the state and local government sector and among private investors. Despite five consecutive quarters of Gross Domestic Product (GDP) growth, as illustrated in the chart above, the consensus outlook of financial economists is for only modest growth over the next several quarters.

In order to boost the economy, in November the Federal Reserve announced a second round of quantitative easing (“QE2”). With the Federal Funds rate already near zero, the goal of QE2 is to pump money into the economy to spur growth by pushing down interest rates for consumer, mortgage, and business borrowing. The Fed plans to purchase $600 billion in intermediate-term Treasuries. This is in addition to the first round of quantitative easing from December 2008 to March 2010, when the Fed bought $1.7 trillion of Treasuries and mortgage-backed securities. That move was widely credited with helping to pull the economy out of a freefall during the credit crisis by lowering the yields on those securities.

Gross Domestic Product (Quarter over Quarter)
Third Quarter 2007 – Third Quarter 2011

While QE2 focuses on long-term rates, the Fed’s short-term interest rate policy is most important to our fund strategy and fund participants alike. Fed governors have consistently said current economic conditions “are likely to warrant exceptionally low levels for the federal funds rate for an extended period of time.” In order for the Fed to consider raising rates from near zero, two primary mandates must show improvement: unemployment and inflation. Unemployment, near 10% in recent months, is well above “maximum sustainable employment,” and inflation is running below what the Fed considers to be “price stability,” a target of approximately 2%.

While the Fed has taken a macro approach to the economy, earlier this year the Securities and Exchange Commission issued new regulations to better protect investors in registered money market funds. The regulations are designed to make money market funds more resilient to severe economic shocks, such as those seen in the fall of 2008. These rules present new challenges and opportunities for all money market funds, as the entire short-term market adjusts.

PFM Funds Semi-Annual Report | December 31, 2010   1

In response to these challenging economic conditions, we placed a great emphasis on maturity management and the credit quality of the Portfolios. For the first half of the year, we maintained the Portfolios’ weighted average maturity toward the maximum allowable level because of the positive yield curve and our continued belief that the Fed would maintain short-term interest rates near zero. In light of the recent uncertainty caused by the European debt crisis, we made a modest shift in our strategy to slightly scale back the Portfolios’ weighted average maturity. This strategy shift was a defensive move to continue to maintain portfolio safety and a stable net asset value, and to capture value in short-term money market securities.

Although credit markets, corporate balance sheets, and liquidity have improved with the economic recovery, we have remained cautious about credit. The issuer of each security we purchase is subject to due diligence and extensive credit research and we strive for diversification among issuers.

With an outlook for modest growth and muted inflation, the Fed is likely to maintain short-term rates at current levels for some time. We intend to maintain the Portfolios’ weighted average maturities at the longer end of our range for the time being and make selective use of high quality money market instruments to benefit the Portfolios’ investors. However, we are prepared to shorten the maturity if there is a shift in monetary policy or further volatility enters the market.

During this challenging economic period, the PFM Funds have continued to perform well and the assets under management have increased. The successful year culminated with the introduction of a new class of chares of the Prime Series, the Florida Education Class, which was designed specifically to meet the investment needs of Florida public schools. By year end, the new class had assets of over $128 million.

We look forward to continuing to work with you to develop and implement effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC

January 5, 2011

2  PFM Funds Semi-Annual Report | December 31, 2010

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2010		2010	2009(1)	2008	2007	2006
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.001		0.003	0.017	0.044	0.053	0.042
Total From Operations	0.001		0.003	0.017	0.044	0.053	0.042
Less: Distributions
Net Investment Income	(0.001)		(0.003)	(0.017)	(0.044)	(0.053)	(0.042)
Total Distributions	(0.001)		(0.003)	(0.017)	(0.044)	(0.053)	(0.042)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.15%		0.32%	1.74%	4.48%	5.41%	4.25%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,535,443		$3,247,184	$3,699,739	$3,622,501	$3,434,029	$2,737,201
Ratio of Expenses to Average
Net Assets	0.09	%(2)	0.09%	0.12%	0.08%	0.08%	0.07%
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.10	%(2)	0.10%	0.13%	0.08%	0.08%	0.08%
Ratio of Net Investment Income
to Average Net Assets	0.29	%(2)	0.31%	1.71%	4.39%	5.28%	4.25%
Ratio of Net Investment Income
to Average Net Assets
Before Fee Waivers	0.28	%(2)	0.30%	1.70%	4.39%	5.28%	4.24%

(1)  On September 29, 2008, SNAP® Fund was renamed Prime Series and shares of SNAP® Fund became shares of the SNAP Fund Class of Prime Series.
(2) Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   3

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - Institutional Class

	Six Months			September 29,
	Ended		Year Ended	2008(1)
	December 31,		June 30,	through
	2010		2010	June 30, 2009
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001		0.002	0.010
Total From Operations	0.001		0.002	0.010
Less: Distributions
Net Investment Income	(0.001)		(0.002)	(0.010)
Total Distributions	(0.001)		(0.002)	(0.010)
Net Asset Value, End of Period	$1.000		$1.000	$1.000
Total Return	0.11%		0.23%	1.02%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,275,917		$1,205,815	$1,012,800
Ratio of Expenses to Average
Net Assets	0.16	%(2)	0.17%	0.21	%(2)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.16	%(2)	0.17%	0.21	%(2)
Ratio of Net Investment Income
to Average Net Assets	0.21	%(2)	0.23%	1.20	%(2)
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	0.21	%(2)	0.23%	1.20	%(2)

(1) The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio, a series of the Trust, and Cadre Reserve Fund – Money Market Series, a series of the Cadre Institutional Investors Trust, were acquired by Prime Series. The historical performance of those funds did not carry forward.
(2)  Annualized.

The accompanying notes are an integral part of these financial statements.

4  PFM Funds Semi-Annual Report | December 31, 2010

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - Independent Schools and Colleges Class

	Six Months
	Ended		Year Ended	May 11, 2009(1)
	December 31,		June 30,	through
	2010		2010	June 30, 2009
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001		0.002	0.001
Total From Operations	0.001		0.002	0.001
Less: Distributions
Net Investment Income	(0.001)		(0.002)	(0.001)
Total Distributions	(0.001)		(0.002)	(0.001)
Net Asset Value, End of Period	$1.000		$1.000	$1.000
Total Return	0.11%		0.23%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period	$6,655,932		$6,633,007	$1
Ratio of Expenses to Average
Net Assets	0.17	%(2)	0.17%	0.25	%(2)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.32	%(2)	0.31%	0.29	%(2)
Ratio of Net Investment Income
to Average Net Assets	0.21	%(2)	0.17%	0.45	%(2)
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	0.06	%(2)	0.03%	0.41	%(2)

(1) The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.
(2) Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   5

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - Florida Education Class

	October 22,
	2010(1) through
	December 31, 2010
Net Asset Value, Beginning of Period	$1.000
Income From Investment Operations
Net Investment Income	0.001
Total From Operations	0.001
Less: Distributions
Net Investment Income	(0.001)
Total Distributions	(0.001)
Net Asset Value, End of Period	$1.000
Total Return	0.05%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$128,154
Ratio of Expenses to Average Net Assets	0.08	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.08	%(2)
Ratio of Net Investment Income to Average Net Assets	0.26	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.26	%(2)

(1) The Florida Education Class of Prime Series commenced operations on October 22, 2010.
(2)  Annualized.

The accompanying notes are an integral part of these financial statements.

6  PFM Funds Semi-Annual Report | December 31, 2010

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series
December 31, 2010

			Face
			Amount	Value
Certificates of Deposit (34.8%)
Banco Santander (NY)
	0.50%	2/10/11	$150,000,000	$149,978,347
Bank of Montreal (Chicago)
	0.21%	1/4/11	150,000,000	150,000,000
Bank of Tokyo Mitsubishi (NY)
	0.29%	3/7/11	150,000,000	150,000,000
Barclays Bank (NY)
	0.90%	9/1/11	80,000,000	80,000,000
	0.77%	10/12/11	15,000,000	15,000,000
	0.79%	10/25/11	35,000,000	35,000,000
	0.75%	11/1/11	20,000,000	20,000,000
BNP Paribas (NY)
	0.47%	2/22/11	15,000,000	15,000,000
	0.32%	3/1/11	10,000,000	10,000,000
	0.42%	3/21/11	100,000,000	100,000,000
	0.40%	5/23/11	25,000,000	25,000,000
Credit Agricole Corp. & Investment Bank (NY)
	0.50%	2/18/11	15,000,000	15,000,000
	0.50%	2/18/11	10,000,000	10,000,000
	0.40%	4/1/11	100,000,000	100,000,000
	0.37%	4/14/11	10,000,000	10,000,000
Credit Suisse (NY)
	0.26%	2/24/11	50,000,000	50,000,000
	0.38%	6/21/11	100,000,000	100,000,000
Deutsche Bank (NY)
	0.26%	1/6/11	100,000,000	100,000,000
	0.40%	2/14/11	20,000,000	20,000,000
	0.35%	5/27/11	30,000,000	30,000,000
Lloyds TSB Bank PLC (NY)
	0.27%	2/1/11	100,000,000	100,000,858
Mizuho Corporate Bank (NY)
	0.28%	1/24/11	150,000,000	150,000,000
Rabobank Nederland NV (NY)
	0.38%	6/3/11	42,000,000	42,003,560
	0.38%	6/8/11	50,000,000	50,000,000
	0.36%	6/14/11	50,000,000	50,000,000
Svenska Handelsbanken (NY)
	0.26%	1/14/11	50,000,000	50,000,000
	0.30%	2/28/11	45,000,000	44,999,996
	0.36%	6/13/11	50,000,000	50,001,130
Total Certificates of Deposit				1,721,983,891

Commercial Paper (18.0%)
Bank of Nova Scotia (NY)
	0.16%	1/3/11	150,000,000	149,998,667
Credit Agricole North America
	0.37%	5/4/11	15,000,000	14,981,038
Danske Corp.
	0.28%	1/11/11	12,000,000	11,999,067
HSBC USA, Inc.
	0.19%	1/4/11	30,000,000	29,999,525

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   7

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series
December 31, 2010

			Face
			Amount	Value
ING (US) Funding LLC
0.30%		1/4/11	$50,000,000	$49,998,750
0.30%		1/5/11	28,000,000	27,999,066
0.30%		1/10/11	32,000,000	31,997,600
0.30%		2/14/11	22,450,000	22,441,768
0.31%		2/22/11	20,000,000	19,991,044
Nordea North America, Inc.
0.37%		2/14/11	80,000,000	79,963,822
Societe Generale North America
0.42%		3/18/11	90,000,000	89,920,200
0.41%		4/8/11	50,000,000	49,944,764
0.38%		4/27/11	10,000,000	9,987,756
Toyota Motor Credit
0.34%		2/10/11	65,000,000	64,975,167
0.35%		2/15/11	20,000,000	19,991,250
0.34%		2/23/11	15,000,000	14,992,492
0.39%		6/13/11	50,000,000	49,911,708
U.S. Bank
0.14%		1/5/11	150,000,000	149,997,667
Total Commercial Paper				889,091,351

Corporate Notes (2.8%)
General Electric Capital Corp.
0.30%	(1)	1/26/11	100,000,000	99,993,065
0.35%	(1)	2/1/11	5,988,000	6,011,786
0.50%	(1)	2/22/11	17,409,000	17,546,065
0.38%	(1)	4/28/11	13,000,000	13,214,533
Total Corporate Notes				136,765,449

U.S. Government & Agency Obligations (20.6%)
Fannie Mae Notes
0.42%	(1)	9/13/12	50,000,000	49,991,426
0.39%		12/3/12	70,000,000	69,952,541
Federal Home Loan Bank Notes
0.55%		1/20/11	12,000,000	12,001,890
0.22%		5/26/11	13,000,000	12,993,750
0.37%	(1)	6/15/11	25,000,000	24,999,427
0.30%	(1)	8/12/11	50,000,000	50,000,000
0.17%		8/12/11	100,000,000	99,916,431
0.24%	(1)	9/12/11	20,000,000	19,991,576
0.41%	(1)	11/28/11	33,500,000	33,489,334
0.38%	(1)	1/23/12	35,000,000	35,014,854
0.32%	(1)	2/10/12	50,000,000	49,987,393
0.34%	(1)	2/28/12	51,000,000	51,003,684
0.32%	(1)	3/20/12	25,000,000	24,996,983
Federal Home Loan Bank Notes (Callable)
0.40%	(1)	11/18/11	8,000,000	8,000,000
0.45%	(1)	12/14/11	20,000,000	20,000,000
0.45%		12/23/11	30,000,000	30,000,000
0.50%		12/28/11	20,000,000	20,000,000
0.50%		1/13/12	25,000,000	25,000,000

The accompanying notes are an integral part of these financial statements.

8  PFM Funds Semi-Annual Report | December 31, 2010

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series
December 31, 2010

			Face
			Amount	Value
Freddie Mac Notes
0.37%	(1)	3/9/11	$50,000,000	$50,000,000
0.34%	(1)	4/7/11	50,000,000	50,001,509
0.37%		7/18/11	70,000,000	71,848,894
0.25%	(1)	10/21/11	25,000,000	24,989,861
0.33%	(1)	11/7/11	20,000,000	19,994,850
0.35%	(1)	1/9/12	50,000,000	49,979,345
U.S. Treasury Notes
0.54%		1/15/11	55,000,000	55,093,943
0.17%		3/31/11	50,000,000	50,085,875
0.35%		7/31/11	10,000,000	10,261,715
Total U.S. Government & Agency Obligations				1,019,595,281

U.S. Government Supported Corporate Debt (4.6%)
Citibank
0.45%	(1)	3/30/11	27,000,000	27,000,000
JP Morgan Chase
0.42%	(1)	4/1/11	50,000,000	50,000,000
Straight-A Funding LLC
0.26%		1/31/11	35,000,000	34,993,681
0.26%		1/31/11	67,242,000	67,229,859
0.26%		1/31/11	50,000,000	49,990,972
Total U.S. Government Supported Corporate Debt				229,214,512

Repurchase Agreements (19.6%)
Deutsche Bank
0.28%		1/3/11	209,400,000	209,400,000

(Dated 12/31/10, repurchase price $209,404,886, collateralized by Fannie Mae securities, 3.5% to 6%, maturing 10/1/25 to 10/1/39, market value $174,400,471; and by Ginnie Mae securities, 5.47%, maturing 8/20/59, market value $39,187,530)

Goldman Sachs
0.19%		1/3/11	485,000,000	485,000,000
(Dated 12/27/10, repurchase price $485,017,918, collateralized by Ginnie Mae securities, 3.5% to 7%, maturing 2/15/34 to 12/15/40, market value $494,700,000)
0.17%		1/3/11	200,000,000	200,000,000

(Dated 12/31/10, repurchase price $200,002,833, collateralized by Fannie Mae securities, 2.23% to 6%, maturing 12/1/25 to 9/1/40, market value $101,893,936; and Freddie Mac securities, 2.63% to 7%, maturing 10/1/25 to 10/1/37, market value $102,106,065)

Morgan Stanley
0.15%		1/3/11	75,000,000	75,000,000
(Dated 12/31/10, repurchase price $75,000,938, collateralized by Fannie Mae securities, 5.5%, maturing 6/1/39, market value $76,500,000)
Total Repurchase Agreements				969,400,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   9

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series
December 31, 2010

Value
Total Investments (100.4%)	$4,966,050,484
Other Liabilities in Excess of Other Assets (-0.4%) .	(19,879,699)
Net Assets (100.0%)	$4,946,170,785
Net Assets Consists of:
SNAP Fund Class Shares (applicable to 3,535,443,279 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	3,535,443,279
Institutional Class Shares (applicable to 1,275,917,084 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	1,275,917,084
Independent Schools and Colleges Class Shares (applicable to 6,655,932 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	6,655,932
Florida Education Class Shares (applicable to 128,154,490 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	128,154,490

(1) Adjustable rate instruments. Rate shown is that which was in effect at December 31, 2010.

The accompanying notes are an integral part of these financial statements

10  PFM Funds Semi-Annual Report | December 31, 2010

STATEMENT OF OPERATIONS (UNAUDITED)

Prime Series
Six Months Ended December 31, 2010

Investment Income
Interest Income	$8,993,053
Expenses
Investment Advisory Fees	1,198,237
Administrative Fees	236,546
Transfer Agent Fees:
SNAP Fund Class	341,679
Institutional Class	579,637
Independent Schools and Colleges Class	5,709
Custody Fees	100,310
Cash Management Fees:
SNAP Fund Class	41,806
Institutional Class	9,722
Independent Schools and Colleges Class	504
Florida Education Class	288
Audit Fees	14,575
Legal Fees	117,233
Trustee Fees and Expenses	20,978
Insurance Premiums	39,303
Registration Fees	29,704
Other Expenses	48,124
Total Expenses	2,784,355
Transfer Agent Fee Waivers:
SNAP Fund Class	(171,012)
Independent Schools and Colleges Class	(5,315)
Net Expenses	2,608,028
Net Investment Income	6,385,025
Net Realized Gain on Sale of Investments	88,933
Net Increase in Net Assets Resulting from Operations	$6,473,958

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   11

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Six Months
	Ended	Year
	December 31, 2010	Ended
	(Unaudited)	June 30, 2010
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$6,385,025	$13,548,459
Net Realized Gain on Sale of Investments	88,933	124,106
Net Increase in Net Assets	6,473,958	13,672,565
Distributions
Net Investment Income, Net of Realized Gain on Sale of Investments:
SNAP Fund Class Shares	(5,039,629)	(10,763,249)
Institutional Class Shares	(1,401,557)	(2,900,383)
IllinoisPrime Class Shares	–	(7,438)
Independent Schools and Colleges Class Shares	(7,407)	(1,495)
Florida Education Class Shares	(25,365)	–
Total Distributions	(6,473,958)	(13,672,565)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	1,657,607,536	2,825,004,680
Institutional Class Shares	6,219,148,029	9,762,523,671
IllinoisPrime Class Shares	–	7,595,568
Independent Schools and Colleges Class Shares	329,003	–
Florida Education Class Shares	138,319,628	–
Redeemed:
SNAP Fund Class Shares	(1,374,387,760)	(3,288,322,754)
Institutional Class Shares	(6,150,447,657)	(9,572,408,656)
IllinoisPrime Class Shares	–	(970,000)
Independent Schools and Colleges Class Shares	(313,485)	(2,123,577)
Florida Education Class Shares	(10,190,503)	–
Distributions Reinvested:
SNAP Fund Class Shares	5,039,629	10,763,249
Institutional Class Shares	1,401,557	2,900,383
IllinoisPrime Class Shares	–	7,438
Independent Schools and Colleges Class Shares	7,407	1,495
Florida Education Class Shares	25,365	–
Net Increase (Decrease) from Capital Share Transactions	486,538,749	(255,028,503)
Total Increase (Decrease) in Net Assets	486,538,749	(255,028,503)
Net Assets
Beginning of Period	4,459,632,036	4,714,660,539
End of Period	$4,946,170,785	$4,459,632,036

The accompanying notes are an integral part of these financial statements.

12  PFM Funds Semi-Annual Report | December 31, 2010

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period(1)

Government Series

	Six Months				Nine Months
	Ended				Ended
	December 31,		Year Ended June 30,		June 30,		Year Ended September 30,
	2010		2010	2009	2008		2007	2006	2005
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.001		0.002	0.012	0.026		0.051	0.044	0.024
Total From Operations	0.001		0.002	0.012	0.026		0.051	0.044	0.024
Less: Distributions
Net Investment Income	(0.001)		(0.002)	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)
Total Distributions	(0.001)		(0.002)	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)
Net Asset Value,
End of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Total Return	0.06%		0.17%	1.20%	2.63%		5.19%	4.45%	2.41%
Ratios/Supplemental Data
Net Assets, End of
Period (000)	$601,210		$685,163	$363,554	$167,377		$303,089	$149,561	$145,135
Ratio of Expenses to
Average Net Assets(2)	0.19	%(3)	0.18%	0.24%	0.28	%(3)	0.27%	0.32%	0.29%
Ratio of Expenses to Average
Net Assets Before
Fee Waivers(2)	0.20	%(3)	0.22%	0.26%	0.28	%(3)	0.27%	0.32%	0.29%
Ratio of Net Investment
Income to Average
Net Assets	0.11	%(3)	0.16%	1.00%	3.52	%(3)	5.07%	4.37%	2.38%
Ratio of Net Investment
Income to Average
Net Assets
Before Fee Waivers	0.10	%(3)	0.12%	0.98%	3.52	%(3)	5.07%	4.37%	2.38%

(1)
On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of the Cadre Reserve Fund – U.S. Government Series (“Cadre Government Fund”), a series of Cadre Institutional Investors Trust. Cadre Government Fund was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Government Fund. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Government Fund from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Government Fund pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for the Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Government Fund.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   13

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series
December 31, 2010

			Face
			Amount	Value
U.S. Government & Agency Obligations (78.6%)
Fannie Mae Discount Notes
0.27%		7/11/11	$500,000	$499,284
Fannie Mae Mortgage-Backed Security Discount Notes
0.23%		1/3/11	30,000,000	29,999,617
0.23%		3/1/11	22,800,000	22,791,593
0.22%		3/1/11	40,000,000	39,985,906
0.22%		4/1/11	15,000,000	14,992,025
Fannie Mae Notes
0.60%		2/7/11	7,000,000	7,031,388
0.45%		2/15/11	800,000	803,946
0.19%		3/15/11	3,738,000	3,778,219
0.22%		3/23/11	25,885,000	25,973,730
0.56%		4/11/11	1,600,000	1,609,573
0.23%		4/15/11	2,520,000	2,555,295
0.40%		5/15/11	518,000	528,705
0.39%	(1)	12/3/12	13,000,000	12,991,672
Federal Farm Credit Bank Notes
0.46%		2/22/11	650,000	654,077
0.19%		3/7/11	4,010,000	4,052,029
0.51%		6/20/11	900,000	914,146
0.31%	(1)	6/22/11	5,000,000	4,999,057
0.31%		9/1/11	750,000	751,815
Federal Home Loan Bank Notes
0.56%		1/4/11	800,000	799,990
0.26%		1/18/11	2,675,000	2,675,610
0.18%		1/20/11	5,000,000	5,001,716
0.18%		1/21/11	5,150,000	5,154,030
1.06%		1/25/11	1,000,000	1,000,017
0.43%		3/11/11	550,000	554,743
0.22%		3/16/11	8,615,000	8,639,761
0.38%		3/25/11	2,400,000	2,402,039
0.23%		4/13/11	1,550,000	1,567,483
0.23%		4/15/11	4,795,000	4,798,701
0.48%		4/18/11	765,000	765,501
0.51%		5/4/11	500,000	500,578
0.27%		5/6/11	11,680,000	11,701,431
0.61%		5/13/11	860,000	876,734
0.49%		5/16/11	680,000	682,229
0.36%		5/17/11	4,750,000	4,752,483
0.22%	(1)	5/26/11	15,000,000	14,992,789
0.37%	(1)	5/27/11	10,000,000	10,000,000
0.29%		6/3/11	2,800,000	2,809,777
0.37%	(1)	6/10/11	5,000,000	5,000,000
0.45%		6/10/11	5,700,000	5,702,393
0.27%		6/24/11	740,000	750,956
0.36%		7/1/11	3,150,000	3,200,880
0.28%		7/27/11	500,000	503,810
0.17%	(1)	8/12/11	20,000,000	19,983,287
0.37%		8/15/11	1,420,000	1,455,089
0.41%	(1)	11/28/11	4,000,000	3,998,727
0.32%	(1)	2/10/12	10,000,000	9,997,479
0.32%	(1)	3/20/12	10,000,000	9,997,541

The accompanying notes are an integral part of these financial statements.

14  PFM Funds Semi-Annual Report | December 31, 2010

STATEMENT OF NET ASSETS (CONTINUED)

Government Series
December 31, 2010

			Face
			Amount	Value
Federal Home Loan Bank Notes (Callable)
0.45%		12/14/11	$5,000,000	$5,000,000
0.45%		12/23/11	5,000,000	5,000,000
Freddie Mac Discount Notes
0.40%		1/11/11	500,000	499,945
Freddie Mac Notes
0.21%		1/7/11	5,186,000	5,187,080
0.50%		2/3/11	3,000,000	3,010,254
0.21%		2/24/11	6,842,000	6,881,105
0.19%		2/25/11	10,550,000	10,597,988
0.22%		3/1/11	500,000	505,038
0.37%	(1)	3/9/11	5,000,000	5,000,000
0.32%		3/15/11	14,000,000	14,149,663
0.34%	(1)	4/7/11	10,000,000	10,000,303
0.23%		4/18/11	2,500,000	2,536,036
0.57%		4/26/11	7,564,000	7,588,948
0.32%		6/15/11	1,408,000	1,444,139
0.41%		7/18/11	7,000,000	7,183,321
0.36%		8/15/11	5,000,000	5,027,343
0.35%	(1)	1/9/12	10,000,000	9,995,869
U.S. Treasury Notes
0.22%		1/15/11	10,250,000	10,268,286
0.25%		1/31/11	42,000,000	42,021,285
0.35%		7/31/11	5,000,000	5,130,857
Total U.S. Government & Agency Obligations				472,205,311

U.S. Government Supported Corporate Debt (3.3%)
Straight-A Funding LLC
0.26%		2/4/11	20,000,000	19,995,522
Total U.S. Government Supported Corporate Debt				19,995,522

Repurchase Agreements (20.3%)
Goldman Sachs
0.19%		1/3/11	55,000,000	55,000,000
(Dated 12/27/10, repurchase price $55,002,032, collateralized by Ginnie Mae securities, 4% to 7%, maturing 6/20/31 to 12/15/40, market value $56,100,000)
Merrill Lynch, Pierce, Fenner & Smith
0.25%		1/3/11	67,000,000	67,000,000
(Dated 12/31/10, repurchase price $67,001,396, collateralized by Fannie Mae securities, 4.5%, maturing 12/1/40, market value $68,340,001)
Total Repurchase Agreements				122,000,000
Total Investments (102.2%)				614,200,833
Other Liabilities in Excess of Other Assets (-2.2%) .				(12,990,574)
Net Assets (100.0%)
Applicable to 601,210,259 outstanding shares of beneficial interest (unlimited shares authorized; no par value equivalent to $1.00 per share)				$601,210,259

(1) Adjustable rate instruments. Rate shown is that which was in effect at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   15

STATEMENT OF OPERATIONS (UNAUDITED)

Government Series
Six Months Ended December 31, 2010

Investment Income
Interest Income	$972,971
Expenses
Investment Advisory Fees	225,323
Administrative Fees	32,189
Transfer Agent Fees	289,701
Custody Fees	17,119
Cash Management Fees	5,811
Audit Fees	11,800
Legal Fees	15,955
Trustee Fees and Expenses	20,978
Insurance Premiums	3,459
Registration Fees	13,500
Other Expenses	11,032
Total Expenses	646,867
Less Transfer Agent Fee Waivers	(32,189)
Net Expenses	614,678
Net Investment Income	358,293
Net Realized Gain on Sale of Investments	8,826
Net Increase in Net Assets Resulting from Operations	$367,119

The accompanying notes are an integral part of these financial statements.

16  PFM Funds Semi-Annual Report | December 31, 2010

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Six Months
	Ended
	December 31,	Year Ended
	2010	June 30,
	(unaudited)	2010
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$358,293	$726,166
Net Realized Gain on Sale of Investments	8,826	29,498
Net Increase in Net Assets	367,119	755,664
Distributions
Net Investment Income	(358,293)	(726,166)
Net Realized Gain on Sale of Investments	(8,826)	(29,498)
Total Distributions	(367,119)	(755,664)
Capital Share Transactions (at $1.00 per share)
Issued	2,099,987,282	4,067,069,194
Redeemed	(2,184,306,715)	(3,746,216,641)
Distributions Reinvested	367,119	755,664
Net (Decrease) Increase from Capital
Share Transactions	(83,952,314)	321,608,217
Total (Decrease) Increase in Net Assets	(83,952,314)	321,608,217
Net Assets
Beginning of Period	685,162,573	363,554,356
End of Period	$601,210,259	$685,162,573

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2010   17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”), Independent Schools and Colleges Class shares (“Independent Schools Shares”) and Florida Education Class shares (“Florida Education Shares”). Prime Series previously offered IllinoisPrimeSM Class shares, however, on October 29, 2009, the Board approved the termination of the IllinoisPrimeSM Class effective October 29, 2009. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at December 31, 2010. It is each Fund’s policy to compare the amortized cost value and the fair value of securities at least weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of share to which they relate.

18  PFM Funds Semi-Annual Report | December 31, 2010

4.
Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or a sub-custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2010, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

7.
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

PFM Funds Semi-Annual Report | December 31, 2010   19

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

Fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion.  Fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund at an annual rate of average daily net assets of each Fund or share class thereof, as follows:

Fund/Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Government Series	0.09%

Fees for transfer agent services provided to the Independent Schools Shares are calculated at an annual rate that is determined as follows: 0.17% of the average daily net assets of the class up to $100 million; the rate decreases by 0.01% of the average daily net assets of the class for each additional $100 million of net assets of the class up to $1 billion; the rate applied for average daily net assets of the class over $1 billion is 0.07% of the average daily net assets of the class. There are no transfer agent fees charged by PFM for the Florida Education Class Shares.

PFM voluntarily waived $176,327 of fees under its transfer agent agreement with the Trust to reduce the operating expenses of Prime Series for the six months ended December 31, 2010.

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement (“Fee Reduction Agreement”) with PFM on behalf of Government Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. The chart that follows depicts the fees waived by PFM during the six months ended December 31, 2010 and cumulatively since the inception of the Fee Reduction Agreement. The chart also includes the amounts reimbursed and the amounts deemed unrecoverable under the Fee Reduction Agreement both during the six months ended December 31, 2010 and cumulatively, as well as the amounts which remain recoverable as of December 31, 2010.

20  PFM Funds Semi-Annual Report | December 31, 2010

	Six Months	Cumulatively
	Ended	Through
	December 31, 2010	December 31, 2010
Waived fees	$32,189	$152,358
Amounts reimbursed	-	-
Amounts unrecoverable	-	-
Remaining recoverable	$32,189	$152,358

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed .25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Trustees of the Trust. For the six month period ended December 31, 2010, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of December 31, 2010 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

PFM Funds Semi-Annual Report | December 31, 2010   21

As of December 31, 2010, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P	Prime	Government
Rating	Series %	Series %
AAA	39.3%	69.7%
A-1+	32.2%	21.0%
A-1	23.4%	-
AA+	2.8%	-
Not Rated*	2.3%	9.3%

* Represents U.S. Treasury securities.

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at December 31, 2010.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at December 31, 2010 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

22  PFM Funds Semi-Annual Report | December 31, 2010

	Prime	Government
Issuer	Series %	Series %
Deutsche Bank*	7.2%	-
Fannie Mae	<5.0%	26.6%
Federal Home Loan Banks	10.4%	24.5%
Freddie Mac	5.4%	14.6%
Goldman Sachs*	13.8%	9.0%
Merrill Lynch, Pierce, Fenner & Smith*	-	10.9%
U.S. Treasury	<5.0%	9.4%

* These issuers are counterparties to repurchase agreements entered into by the Funds. These repurchase agreements are collateralized by obligations of the United States government or its agencies or instrumentalities

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at December 31, 2010 were 53 days and 49 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at December 31, 2010 were as follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Cash and Cash Equivalents	$374,737	1 Day	$82,131	1 Day
Certificates of Deposit	1,721,983,891	86 Days	-
Commercial Paper	889,091,350	40 Days	-
Corporate Notes	136,765,449	38 Days	-
U.S. Government Agency Discount Notes	-		108,768,369	49 Days
U.S. Government Agency Notes	904,153,748	63 Days	306,016,514	69 Days
U.S. Government Supported Corporate Debt	229,214,512	32 Days	19,995,522	35 Days
U.S. Treasury Notes	115,441,533	66 Days	57,420,428	45 Days
Repurchase Agreements	969,400,000	3 Days	122,000,000	3 Days
Total	$4,966,425,220		$614,282,964

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Semi-Annual Report | December 31, 2010   23

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD (UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee, Chairman of the Board (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)

Jeffrey A. Laine Trustee, Chairman of the Audit Committee (1986) Birthyear: 1957 Other directorships: None
President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan
Trustee, Chairman of the
Nominating and Governance
Committee (2008)
Birthyear: 1949
Other directorships: Michigan Virtual
University, Michigan Public School
Employees Retirement System, Regional
Educational Laboratory Midwest
State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (2)

Dennis W. Kerns Trustee (2008) Birthyear: 1937 Other directorships: None	Retired Director of Finance, King George County, Virginia, 2001 to 2005; Past President Virginia Government Finance Officers Association; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)

Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

24  PFM Funds Semi-Annual Report | December 31, 2010

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affliated Trustee/Advisory Board Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None
President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc.,1989 to present; (2)

Jennifer L. Scheffel, Esq. Secretary and Chief Compliance Officer (2005) Birthyear: 1972 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None
Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Assistant Secretary and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (2)

ADVISORY BOARD MEMBERS

Richard A. Cordle, MGT Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)

Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (2)

Ann Davis, MGT Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)

John A. Shelley, II Advisory Board Member (2009) Birthyear: 1957 Other directorships: None	Finance Director, City of Port Orange, Florida, February 1988 to present; (2)

PFM Funds Semi-Annual Report | December 31, 2010   25

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 annual retainer. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2010.

The Board has established a Nominating and Governance Committee, which consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee did not meet during the six months ended December 31, 2010.

The mailing address of each Trustee, officer and Advisory Board member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

26  PFM Funds Semi-Annual Report | December 31, 2010

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2010. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses  The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses  The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

PFM Funds Semi-Annual Report | December 31, 2010   27

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended December 31, 2010

				Expenses Paid
				per $1,000
Based on Actual Fund	Beginning		Ending	During
Expenses and Returns	Account Value		Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	(2)	$1,001.49	$0.45
Institutional Class	$1,000.00	(2)	$1,001.09	$0.83
Independent Schools Class	$1,000.00	(2)	$1,001.11	$0.83
Florida Education Class	$1,000.00	(3)	$1,001.51	$0.40
Government Series	$1,000.00	(2)	$1,001.57	$0.96
Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	(2)	$1,024.75	$0.46
Institutional Class	$1,000.00	(2)	$1,024.38	$0.84
Independent Schools Class	$1,000.00	(2)	$1,024.37	$0.84
Florida Education Class	$1,000.00	(3)	$1,024.80	$0.41
Government Series	$1,000.00	(2)	$1,024.24	$0.97

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.09%, 0.16%, 0.17% and 0.08% for the Prime Series SNAP Class, Institutional Class , Independent Schools Class and Florida Education Class, respectively, and 0.19% for the Government Series multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

(2) Value as of July 1, 2010.

(3) Value as of October 22, 2010, the date the Florida Education Class commenced operations.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

28  PFM Funds Semi-Annual Report | December 31, 2010

Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Banks
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Wells Fargo Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

1-800-338-3383
2702 ● 1/11

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2010.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2010.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2010.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b)  THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1)  NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2010.

(a)(2)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3)  NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/9/2011

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	3/9/2011

* Print the name and title of each signing officer under his or her signature.